IOWA PUBLIC AGENCY INVESTMENT TRUST

INTERIM FINANCIAL REPORT

DECEMBER 31, 2000

SPONSORED BY THE

IOWA ASSOCIATION OF MUNICIPAL UTILITIES

IOWA STATE ASSOCIATION OF COUNTIES

IOWA LEAGUE OF CITIES

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Trustees' Report

To Iowa Public Agency Investment Trust Participants:

The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 2000. During 2000, market rates for short-term securities generally stabilized during the first three quarters as the Federal Reserve Board began to worry less about cooling an expanding domestic economy. Rates declined dramatically in the last quarter of the period as the Federal Reserve Board openly adopted a reversal of policy designed to now stimulate what appeared to be a rapidly-cooling economy.

Investment rates for IPAIT followed this monetary trend, rising slightly during the first three quarters and leveling off in the fourth quarter. Throughout these changing market conditions, IPAIT maintained a consistent focus upon its three complementary investment objectives; protection of invested participant funds, maintaining the necessary degree of liquidity to accommodate participant needs and providing participants with an excellent market rate of return.

Participation in IPAIT's investment programs continues to grow and serve additional participants. As of December 31, 2000, a total of 172 cities, 80 counties, 76 municipal utilities and 35 28E organizations, were authorized to invest in IPAIT. During the semi-annual period, total assets invested within the liquid funds ranged from a low of $245,622,149 to a high of $380,703,666. When fixed term securities are included, the respective figures range from a low of $387,777,413 to a high of $512,412,926. Average total funds invested in 2000 for all investment alternatives exceeded average total funds for much of the year, reaching an all-time high of $512,412,926 on October 13, 2000.

IPAIT also introduced participants to IPASonline during the period, IPAIT's proprietary Internet-based Participant Accounting System that provides participants with real-time access to every component of program performance, including electronic transaction investments and withdrawals. The introduction was very successful.

The Board of Trustees is very pleased with the success of the IPAIT cash management program and, as always, would welcome any comments or suggestions that you might have. Our goal is to provide a cash management program that is increasingly responsive to member needs.

Respectfully,

Robert Hagey, Chair

Board of Trustees

Management Discussion

During the first three quarters of 2000, short-term interest rates generally stabilized. The combination of earlier Fed rate increases and higher energy costs began to slow the economy. During the period, the rate on the ISJIT Diversified Fund increased slightly from 5.90 percent to 5.95 percent. The Fund consistently provided a rate of return 0.20 percent above the IBC Index of national money market funds.

During the last few months of 2000, the growth rate of the economy decelerated quickly. This caused the Federal Reserve to formally move to an easing bias in December 2000. In January of 2001, the Fed reduced the Federal Funds rate by a total of one percent in two separate rate cuts in an attempt to prevent the economy from weakening further. The Fed rate cuts together with lower mortgage rates are likely to reinvigorate the economy. Nevertheless, the Fed may continue to lower short-term interest rates over the next two to three quarters.

The average maturity of the Fund ended the period at twenty-seven days. The market expectations of how much the Fed will eventually lower short-tem rates are likely over-reactive at this point. Currently, purchases of U.S. Agency securities have been largely confined to final maturities of ninety days or less. Iowa financial institution certificates of deposit provide more advantageous yields for longer-term components of the portfolio as we enter 2001.

The ISJIT program continues to emphasize three elements: safety, liquidity and competitive rates, in that order. We look forward to continuing to service your cash management needs.

Sincerely,

Kathryn D. Beyer, CFA

Managing Director

Investors Management Group

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IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS (Unaudited)
DECEMBER 31, 2000
(Showing Percentage of Net Assets)

		Yield at
Par		Time of		Amortized
Value	Description	Purchase	Due Date	Cost

DISCOUNTED GOVERNMENT SECURITIES -- 16.66%
$5,000,000	Federal Home Loan Mortgage Corporation, Discount Note	6.65%	01/25/01	$4,978,533
10,000,000	Federal Home Loan Bank, Discount Note	6.64%	01/31/01	9,946,417
10,000,000	Federal National Mortgage Association, Discount Note	6.64%	02/01/01	9,944,630
5,000,000	Federal National Mortgage Association, Discount Note	6.64%	02/08/01	4,966,090
10,000,000	Federal Home Loan Mortgage Corporation, Discount Note	6.65%	02/08/01	9,932,128
	TOTAL (cost -- $39,767,798)			$39,767,798

COUPON SECURITIES -- 38.06%
$5,000,000	Federal National Mortgage Association, 7.14%	6.82%	01/02/01	$4,999,844
10,000,000	Federal National Mortgage Association, 5.78%	6.62%	01/29/01	9,992,804
5,000,000	Federal National Mortgage Association, 5.78%	6.63%	01/29/01	4,996,349
7,500,000	Student Loan Marketing Association, Variable Rate 6.31%*	6.23%	02/01/01	7,499,689
10,000,000	Federal National Mortgage Association, 5.36%	6.67%	02/26/01	9,979,285
15,000,000	Federal National Mortgage Association, Variable Rate 6.39%*	6.50%	03/07/01	15,000,000
10,400,000	Student Loan Marketing Association, Variable Rate 6.26%*	6.62%	03/15/01	10,398,390
3,500,000	Federal Home Loan Bank, Variable Rate 6.21%*	6.13%	04/12/01	3,500,000
7,500,000	Federal Home Loan Bank, Variable Rate 6.21%*	6.19%	04/12/01	7,500,000
1,200,000	Federal Home Loan Bank, Variable Rate 6.21%*	6.60%	04/12/01	1,199,712
1,265,000	Federal Home Loan Bank, 5.30%	6.50%	04/12/01	1,260,664
1,000,000	Federal Home Loan Bank, 5.26%	6.50%	04/20/01	996,219
7,500,000	Student Loan Marketing Association, Variable Rate 6.27%*	6.68%	07/02/01	7,499,957
6,000,000	Student Loan Marketing Association, Variable Rate 6.36%*	6.87%	10/24/01	6,000,000
	TOTAL (cost -- $90,822,913)			$90,822,913

CERTIFICATES OF DEPOSIT -- 11.99%
$1,000,000	Peoples State Bank, Elkader	6.80%	01/05/01	$1,000,000
500,000	American Bank, LeMars	7.00%	01/08/01	500,000
400,000	Exchange Bank, Collins	7.00%	01/09/01	400,000
500,000	American Bank, LeMars	7.00%	01/10/01	500,000
400,000	Exchange Bank, Collins	7.00%	01/10/01	400,000
2,500,000	First National Bank, Ames	6.80%	01/12/01	2,500,000
1,000,000	Liberty Bank, Arnolds Park	6.80%	01/16/01	1,000,000
1,500,000	Valley State Bank, Eldridge	6.80%	01/16/01	1,500,000
500,000	American Bank, LeMars	7.00%	01/16/01	500,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	6.80%	01/16/01	250,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	6.80%	01/19/01	250,000
250,000	State Savings Bank, Baxter	7.00%	01/22/01	250,000
1,000,000	Liberty Bank, Arnolds Park	7.00%	02/08/01	1,000,000
500,000	Citizens Bank, Sac City	7.25%	02/12/01	500,000
500,000	First Federal Bank, Newton	7.00%	02/12/01	500,000
900,000	First State Bank, Ida Grove	7.00%	02/26/01	900,000
250,000	Premier Bank, Rock Valley	7.30%	02/27/01	250,000
1,000,000	Liberty Bank, Arnolds Park	6.75%	03/05/01	1,000,000
450,000	Community Bank, Preston	6.75%	03/12/01	450,000
500,000	American Bank, LeMars	6.75%	03/14/01	500,000
1,000,000	Community First National Bank, Decorah	6.75%	03/15/01	1,000,000
500,000	Valley State Bank, Eldridge	6.75%	03/19/01	500,000
1,000,000	Union State Bank, Winterset	6.50%	03/22/01	1,000,000
1,000,000	First State Bank, Conrad	6.60%	03/27/01	1,000,000
500,000	Farmers State Bank, Hawarden	6.50%	03/27/01	500,000
1,000,000	Liberty Bank, Arnolds Park	6.75%	03/29/01	1,000,000
200,000	Maxwell State Bank, Maxwell	6.85%	04/23/01	200,000
500,000	American Bank, LeMars	7.00%	05/01/01	500,000
500,000	Union State Bank, Winterset	7.35%	05/30/01	500,000
1,000,000	St. Ansgar State Bank, St. Ansgar	7.38%	06/07/01	1,000,000
1,000,000	Liberty Bank, Arnolds Park	6.75%	06/11/01	1,000,000
2,500,000	First National Bank, Ames	6.50%	06/15/01	2,500,000
250,000	Citizens Bank, Sac City	7.38%	06/19/01	250,000
250,000	Citizens Bank, Sac City	7.38%	07/05/01	250,000
1,000,000	St. Ansgar State Bank, St. Ansgar	7.38%	07/10/01	1,000,000
750,000	State Savings Bank, Baxter	7.38%	09/07/01	750,000
1,000,000	Peoples Savings Bank, Elma	7.38%	11/19/01	1,000,000
500,000	First American Bank, Ames	6.75%	12/19/01	500,000
	TOTAL (cost -- $28,600,000)			$28,600,000

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 33.07%
$54,000,000	Merrill Lynch, Repurchase Agreement	6.40%	01/02/01	$54,000,000
24,922,000	SBC Warburg Dillon Read, Repurchase Agreement	6.25%	01/02/01	24,922,000
	TOTAL (cost -- $78,922,000)			$78,922,000

TOTAL INVESTMENTS -- 99.78% (cost -- $238,112,711)				$238,112,711

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .22%
	(Includes $64,692 payable to IMG and $1,245,880
	dividends payable to unitholders)			$522,269

NET ASSETS -- 100%
	Applicable to 238,634,980 outstanding units			$238,634,980

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($238,634,980
	divided by 238,634,980 units outstanding)

*Denotes floating rate investment with interest rate as of December 31, 2000.

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS (Unaudited)
DECEMBER 31, 2000
(Showing Percentage of Net Assets)

		Yield at
Par		Time of		Amortized
Value	Description	Purchase	Due Date	Cost

COUPON SECURITIES -- 3.84%
2,596,000	Resolution Trust Funding Corporation Strips	6.46%	01/15/01	2,589,866
	TOTAL (cost -- $2,589,866)			$2,589,866

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 96.67%
$65,190,000	Merrill Lynch, Repurchase Agreement	5.90%	01/02/01	$65,190,000
	TOTAL (cost -- $65,190,000)			$65,190,000

TOTAL INVESTMENTS -- 100.51% (cost -- $67,779,866)				$67,779,866

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- (.51%)
	(Includes $19,130 payable to IMG and $340,703
	dividends payable to unitholders)			($341,837)

NET ASSETS -- 100%
	Applicable to 67,438,029 outstanding units			$67,438,029

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($67,438,029
	divided by 67,438,029 units outstanding)

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IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF OPERATIONS (Unaudited)
For the period July 1, 2000 to December 31, 2000

		Direct Government
	Diversified Portfolio	Obligation Portfolio
INVESTMENT INCOME:
Interest	$7,947,926	$1,986,118

EXPENSES:
Investment advisory, administrative,
and program support fees	379,067	100,872
Custody and bank trust services fees	148,688	38,209
Distribution fees	120,761	30,567
Other fees and expenses	30,189	7,642

Total Expenses	678,705	177,290

NET INVESTMENT INCOME	$7,269,221	$1,808,828

IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the period July 1, 2000 to December 31, 2000

		Direct Government
	Diversified Portfolio	Obligation Portfolio
From Investment Activities:
Net investment income
distributed to unitholders	$7,269,221	$1,808,828

From Unit Transactions:
(at constant net asset value of $1
per unit)
Units sold	$525,419,887	$35,525,599
Units issued in reinvestment
of dividends from net
investment income	7,269,221	1,808,828
Units redeemed	(510,513,958)	(15,262,788)
Net increase (decrease) in net assets
derived from unit transactions	22,175,150	22,071,639

Net assets at beginning of period	216,459,830	45,366,390

Net assets at end of period	$238,634,980	$67,438,029

See accompanying notes to financial statements.

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Iowa Public Agency Investment Trust -- Diversified Portfolio

Selected Data for Each Unit of Portfolio
Outstanding Through Each Period*	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.060	0.048	0.048	0.051	0.049
Dividends Distributed	(0.060)	(0.048)	(0.048)	(0.051)	(0.049)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	6.02%	4.79%	4.81%	5.11%	4.87%
Ratio of Expenses to Average Net Assets	0.56%	0.57%	0.57%	0.57%	0.57%
Ratio of Net Income to Average Net Assets	6.02%	4.79%	4.81%	5.11%	4.87%
Net Assets, End of Period (000 Omitted)	$238,635	$213,110	$192,712	$161,914	$214,444
*For the six month period ending December 31, annualized
Iowa Public Agency Investment Trust -- Direct Government Obligation Portfolio
Selected Data for Each Unit of Each Portfolio
Outstanding Through Each Period*	1999	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.059	0.046	0.047	0.050	0.048
Dividends Distributed	(0.059)	(0.046)	(0.047)	(0.050)	(0.048)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	5.92%	4.63%	4.68%	5.01%	4.81%
Ratio of Expenses to Average Net Assets	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Income to Average Net Assets	5.92%	4.63%	4.68%	5.01%	4.81%
Net Assets, End of Period (000 Omitted)	$67,438	$61,810	$72,730	$52,182	$55,091
*For the six month period ending December 31, annualized

See accompanying notes to financial statements.

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IOWA PUBLIC AGENCY INVESTMENT TRUST

Notes to Financial Statements (Unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates investment programs, including the Diversified Portfolio and Direct Government Obligation Portfolios. The accompanying financial statements include activities of the Diversified and Direct Government Obligation Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank Iowa N.A., serves as the Custodian and Bank Trust Services Provider, and Investors Management Group serves as the Investment Adviser, Administrator and Program Support Provider.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

Investments in Securities

The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 2000, the securities purchased under overnight agreements to resell were collateralized by government and government agency securities with market values of $80,503,438 and $66,493,350 for the Diversified and Direct Government Obligation Portfolios, repsectively.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by IPAIT's custodian in IPAIT's name, or by the Iowa multiple financial institution collateral pool in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description.

Unit Issues, Redemptions and Distributions

IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

Income Taxes

IPAIT is exempt from federal and state income tax.

Fees and Expenses

Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Adviser, Administrator and Program Support Provider, and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the Custodian and Bank Trust Services Provider, are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives .230 percent of the average daily net asset value up to $150 million, .185 percent from $150 to $300 million, and .140 percent exceeding $300 million for investment adviser and administrative fees. In addition, IMG receives .100 percent of the average daily net asset value up to $250 million and .125 percent exceeding $250 million for program support fees. For the six month period ended December 31, 2000 the Diversified and Direct Government Obligation Portfolios paid $379,067 and $100,872, respectively, to IMG for services provided. For each of the portfolios, Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. Wells Fargo also receives .075 percent of the average daily net asset value for bank trust services. For the six month period ended December 31, 1999, the Diversified and Direct Government Obligation Portfolios paid $148,688 and $38,209, repsectively, to Wells Fargo for services provided. Under a distribution plan the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolios. For the six month period ended December 31, 2000, the Diversified and Direct Government Obligation Portfolios paid $67,542 and $27,151, respectively, to the Iowa League of Cities, and $17,679 and $3,416, respectively, to the Iowa Association of Municipal Utilities. For the six month period ended December 31, 2000, the Diversified Portfolio paid $35,540 to Iowa State Association of Counties. IPAIT is responsible for operating expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

(2) SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified and Direct Government Obligation Portfolios aggregated $11,144,043,515 and $7,179,684,000, respectively, for the six month period ended December 31, 2000. Proceeds from maturities of securities for the Diversified and Direct Government Obligation Portfolios aggregated $11,121,862,927 and $7,157,450,000, respectively, for the six month period ended December 31, 2000.

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BOARD OF TRUSTEES

ROBERT HAGEY, Treasurer, Sioux PAUL OLDHAM, Office Manager,

County, Chair Algona Municipal Utilities, Trustee

TOM HANAFAN, Mayor, Council JODY E. SMITH, Director of

Bluffs, Vice Chair Administrative Services, West Des

DON KERKER, Director of Finance Moines, Trustee

and Administrative Services, BOB HAUG, Executive Director,

Muscatine Power and Water, Iowa Association of Municipal

Trustee Utilities, Ex-Officio Member and

ARLYS HANNAM, City Clerk, Secretary

Coralville, Trustee THOMAS BREDEWEG, Executive

JIM AHRENHOLTZ, Office Manager, Director, Iowa League of Cities,

Denison Municipal Utility, Trustee Ex-Officio Member and Treasurer

FLOYD MAGNUSSON, Supervisor, WILLIAM PETERSON, Executive

Webster County, Trustee Director, Iowa State Association of

Counties, Ex-Officio Member and

Assistant Secretary

SERVICE PROVIDERS

ADMINISTRATOR - INVESTMENT ADVISOR: LEGAL COUNSEL:

Investors Management Group Ahlers, Cooney, Dorweiler, Haynie,

2203 Grand Avenue Smith & Allbee, P.C.

Des Moines, IA 50312-5338 100 Court Avenue, Ste. 600

Des Moines, IA 50309

CUSTODIAN AND BANK TRUST SERVICE PROVIDER: INDEPENDENT AUDITORS:

Wells Fargo Bank Iowa, N.A. KPMG LLP

666 Walnut, P.O. Box 837 2500 Ruan Center

Des Moines, IA 50304 Des Moines, IA 50309

IOWA PUBLIC AGENCY INVESTMENT GROUP

www.ipait.org

666 Walnut, P.O. Box 837

Des Moines, Iowa 50304

(800) 872-0140 or (515) 245-3245